Taxation (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation At Statutory Income Tax Rate	25.00%	25.00%	25.00%
Unrecognized Tax Benefits, Beginning Balance	$ 1,700,000	$ 1,900,000	$ 1,800,000
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	100,000	100,000	$ 1,100,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	118,991,264
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	99,024	75,383
Deferred Tax Assets, Valuation Allowance	$ 33,012,389	$ 36,720,140
Minimum [Member]
Income Taxes [Line Items]
Deferred Tax Operating Loss Carryforwards Expiration Year	2017
Maximum [Member]
Income Taxes [Line Items]
Deferred Tax Operating Loss Carryforwards Expiration Year	2021
Non resident Enterprises [Member] | CHINA
Income Taxes [Line Items]
Effective Income Tax Rate	10.00%
Subsidiaries [Member] | Underpayment of income tax liability exceeding RMB100,000 (approximately $15,000) | CHINA
Income Taxes [Line Items]
Accrued Income Taxes	$ 15,000			¥ 100,000
Subsidiaries [Member] | Minimum [Member] | Non-Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2011
Subsidiaries [Member] | Minimum [Member] | Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2006
Subsidiaries [Member] | Maximum [Member] | CHINA
Income Taxes [Line Items]
Dividend Withholding Tax Rate	10.00%
Subsidiaries [Member] | Maximum [Member] | Non-Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2016
Subsidiaries [Member] | Maximum [Member] | Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2016